Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Share-based payments
Total recorded expenses	$ 192	$ 496	$ 390	$ 1,044
Increase in Other reserves	390	788	390	788
Game operating cost
Share-based payments
Total recorded expenses		15		30
Selling and marketing expenses
Share-based payments
Total recorded expenses	6	31	19	61
General and administrative expenses
Share-based payments
Total recorded expenses	186	450	371	953
Class B complex vesting
Share-based payments
Total recorded expenses	17	100	34	256
ESOP options
Share-based payments
Total recorded expenses	$ 175	$ 396	$ 356	$ 788